Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 7.1%
Ahli United Bank BSC	31,494,487	$18,487,116
Aluminium Bahrain BSC	1,026,675	897,253
Bahrain Telecommunications Co. BSC	3,244,803	3,274,020
GFH Financial Group BSC	16,654,750	2,448,461
Ithmaar Holding BSC(a)(b)	7,341,331	514,738

		25,621,588

Bangladesh — 6.3%
Bangladesh Export Import Co. Ltd.	5,011,247	800,021
Beximco Pharmaceuticals Ltd.	2,589,856	1,977,020
BRAC Bank Ltd.(b)	5,246,700	1,933,925
City Bank Ltd. (The)	4,881,298	1,001,471
GrameenPhone Ltd.	847,360	2,379,184
LafargeHolcim Bangladesh Ltd.(b)	3,262,335	1,453,693
National Bank Ltd.(b)	14,058,413	1,190,130
Olympic Industries Ltd.	1,066,833	1,959,275
Square Pharmaceuticals Ltd.	4,171,259	8,460,226
Summit Power Ltd.	3,326,394	1,400,175

		22,555,120

Croatia — 0.0%
Valamar Riviera DD(b)	35,172	142,270

Estonia — 0.3%
LHV Group AS	32,215	444,346
Tallink Grupp AS	467,023	425,984

		870,330

Jordan — 1.7%
Arab Bank PLC(b)	499,032	3,160,302
Jordan Islamic Bank(b)	321,193	1,105,375
Jordan Petroleum Refinery Co.	454,067	1,850,851

		6,116,528

Kazakhstan — 3.4%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	630,298	6,649,644
KCell JSC, GDR(c)(d)	204,382	1,073,005
NAC Kazatomprom JSC, GDR	294,028	4,292,809

		12,015,458

Kenya — 8.4%
East African Breweries Ltd.	2,497,134	3,787,787
Equity Group Holdings PLC/Kenya	17,763,466	5,862,942
KCB Group Ltd.	16,184,516	5,372,108
Safaricom PLC	56,487,705	15,100,412

		30,123,249

Kuwait — 26.5%
Agility Public Warehousing Co. KSC	2,478,459	5,337,106
ALAFCO Aviation Lease & Finance Co. KSCP	690,203	344,710
Alimtiaz Investment Group KSC(b)	2,041,132	530,886
Boubyan Bank KSCP	1,931,807	3,207,670
Boubyan Petrochemicals Co. KSCP	1,053,196	1,827,339
Burgan Bank SAK	2,017,737	1,328,363
Gulf Bank KSCP	3,891,098	2,851,916
Humansoft Holding Co. KSC(b)	235,474	2,048,131
Integrated Holding Co. KCSC	393,010	511,098
Jazeera Airways Co. KSC(b)	246,017	439,615
Kuwait Finance House KSCP	9,774,787	19,780,986
Kuwait International Bank KSCP	1,457,910	851,058
Kuwait Projects Co. Holding KSCP	1,608,036	855,255
Mabanee Co. SAK	1,414,015	2,783,548
Mezzan Holding Co. KSCC	284,707	537,375

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co. KSC	5,549,726	$9,485,019
National Bank of Kuwait SAKP	15,532,078	39,037,978
National Industries Group Holding SAK	2,699,522	1,523,324
National Real Estate Co. KPSC(b)	2,123,454	451,066
Warba Bank KSCP(b)	2,074,155	1,399,138

		95,131,581

Mauritius — 0.4%
Lighthouse Capital Ltd.(d)	3,432,053	1,526,265

Morocco — 10.5%
Attijariwafa Bank	267,555	9,443,311
Banque Centrale Populaire	163,193	3,572,789
Cosumar	183,022	3,482,638
Label Vie	6,868	2,065,712
Maroc Telecom	1,156,445	15,794,227
Societe d’Exploitation des Ports	136,013	2,602,041
TOTAL Maroc SA	8,435	793,899

		37,754,617

Nigeria — 7.2%
Access Bank PLC	115,104,760	1,878,722
Afriland Properties PLC(b)	8,020	37
Dangote Cement PLC	15,111,081	4,828,598
FBN Holdings PLC	95,143,544	1,170,156
Guaranty Trust Bank PLC	88,529,078	4,884,363
MTN Nigeria Communications PLC	14,749,636	3,933,236
Nestle Nigeria PLC	1,671,590	3,823,522
United Bank for Africa PLC	109,736,649	1,677,583
Zenith Bank PLC	94,479,238	3,670,573

		25,866,790

Oman — 3.6%
Bank Dhofar SAOG	40,000	10,804
Bank Muscat SAOG	7,734,355	6,949,972
Bank Nizwa SAOG(b)	5,093,748	1,256,736
Oman Telecommunications Co. SAOG	1,638,050	2,705,622
Ooredoo	1,380,070	1,469,494
Sohar International Bank SAOG	3,074,785	670,775

		13,063,403

Romania — 8.4%
Banca Transilvania SA	25,217,873	11,819,656
BRD-Groupe Societe Generale SA(b)	1,337,394	3,668,849
OMV Petrom SA	70,386,856	5,563,092
Societatea Energetica Electrica SA	857,260	2,146,867
Societatea Nationala de Gaze Naturale ROMGAZ SA	722,454	5,062,631
Transgaz SA Medias	28,267	1,948,351

		30,209,446

Sri Lanka — 1.2%
John Keells Holdings PLC	5,463,828	3,229,892
Sampath Bank PLC(b)	1,395,934	888,901

		4,118,793

Vietnam — 12.3%
Bank for Foreign Trade of Vietnam JSC	952,965	3,487,431
Bank for Investment and Development of Vietnam JSC	427,770	736,790
Bao Viet Holdings	67,080	143,919
FLC Faros Construction JSC(b)	2	0	(e)
Ho Chi Minh City Development Joint Stock Commercial Bank(b)	480,760	499,727
Hoa Phat Group JSC(b)	3,296,242	3,879,348
Hoang Huy Investment Financial Services JSC	192,190	175,007
Kinh Bac City Development Share Holding Corp.	275,050	165,988

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Vietnam (continued)
Masan Group Corp.(b)	1,064,710	$2,867,398
No Va Land Investment Group Corp.(b)	611,739	1,411,008
PetroVietnam Gas JSC	168,050	537,032
PetroVietnam Power Corp.(b)	1,230,330	541,670
PetroVietnam Technical Services Corp.	19,398	10,498
Saigon Beer Alcohol Beverage Corp.	154,760	1,172,591
Saigon Thuong Tin Commercial JSB(b)	1,206,389	533,720
SSI Securities Corp.	582,190	370,097
Thanh Thanh Cong — Bien Hoa JSC	474,828	303,887
Vietjet Aviation JSC	420,480	2,040,858
Vietnam Dairy Products JSC	1,539,618	7,605,011
Vietnam Electrical Equipment JSC(b)	274,611	205,827
Vietnam National Petroleum Group	227,910	451,777
Viglacera Corp. JSC(b)	403,800	326,072
Vincom Retail JSC	1,776,107	2,097,929
Vingroup JSC(b)	1,959,238	8,162,966
Vinh Hoan Corp.	170,680	246,326
Vinhomes JSC(f)	1,862,945	6,129,398

		44,102,275

Total Common Stocks — 97.3% (Cost: $347,150,454)		349,217,713

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	145,608	145,826

Total Short-Term Investments — 0.0% (Cost: $145,818)		145,826

Total Investments in Securities — 97.3% (Cost: $347,296,272)		349,363,539

Other Assets, Less Liabilities — 2.7%		9,730,377

Net Assets — 100.0%		$359,093,916

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,535	140,073	145,608	$145,826	$252	(b)	$—		$6
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	3,602		—		—

				$145,826	$3,854		$—		$6

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Frontier 100 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	1	06/19/20	$47	$1,442

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,258,200	NGN	544,800,700	BOA	11/10/20	$(20,567)
USD	902,005	NGN	420,389,545	CITI	11/10/20	(84,743)

						(105,310)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$331,078,362	$17,624,613	$514,738	$349,217,713
Money Market Funds	145,826	—	—	145,826

	$331,224,188	$17,624,613	$514,738	$349,363,539

Derivative financial instruments(a)
Assets
Futures Contracts	$1,442	$—	$—	$1,442
Liabilities
Forward Foreign Currency Exchange Contracts	—	(105,310)	—	(105,310)

	$1,442	$(105,310)	$—	$(103,868)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

JSC	Joint Stock Company

Currency Abbreviations

NGN	Nigerian Naira

USD	United States Dollar

Counterparty Abbreviations

BOA	Bank of America N.A

CITI	Citibank N.A

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